Related party balances and transactions (Related party balances) (Balances due from related parties) (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Due from related party	¥ 1,358,538,000	¥ 1,487,762,000
Huaneng Group
Disclosure of transactions between related parties [line items]
Provision made on receivable balances from related parties	0	0
Due from related party	36,683,000	464,087,000
Joint ventures of the Group
Disclosure of transactions between related parties [line items]
Due from related party	390,324,000	106,251,000
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	156,422,000	125,288,000
Huangtai #8 Power Plant
Disclosure of transactions between related parties [line items]
Due from related party	¥ 775,109,000	¥ 792,136,000